Employee Benefit Plans (Reconciliation Of Changes In Plan Assets Benefit Obligations And Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	$ (1,601)		$ (3,575)
Accumulated benefit obligation	12,659		13,778
Decrease in other comprehensive income			(108)		11
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1	1,758		1,491
Actual return on plan assets	64		191
Company contributions	145		149
Plan participant contribution	64		55
Benefits and expenses paid	(139)		(128)
Fair value of plan assets at December 31	1,892		1,758		1,491
Projected benefit obligation at January 1	1,940		1,885
Service cost for benefits earned	53		49
Interest cost	74		83		91
Actuarial gain	(415)		(23)
Plan amendments	0		5
Benefits and expenses paid	(123)		(119)
Federal subsidy on benefits paid	4		5
Projected benefit obligation at December 31	1,597		1,940		1,885
Noncurrent liability	(57)	[1]	(181)	[1]
Accrued benefit cost	295	[1]	(181)	[1]
Noncurrent asset	352	[1]	0	[1]
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1	12,141		10,993
Actual return on plan assets	673		1,488
Company contributions	323		282
Benefits and expenses paid	(610)		(622)
Fair value of plan assets at December 31	12,527		12,141		10,993
Projected benefit obligation at January 1	15,541	[2],[3],[4]	14,000
Service cost for benefits earned	468		396
Interest cost	627		658		660
Actuarial gain	(1,950)		1,099
Plan amendments	0		9
Transitional costs	1		1
Benefits and expenses paid	(610)		(622)
Projected benefit obligation at December 31	14,077	[2]	15,541	[2],[3],[4]	14,000
Current liability	(6)		(6)
Noncurrent liability	(1,544)		(3,394)
Accrued benefit cost	(1,550)		(3,400)
Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan participant contribution	$ 64		$ 55

[1]	At December 31, 2013, the postretirement medical plan was in an overfunded position and the postretirement life insurance plan was in an underfunded position. At December 31, 2012, both the postretirement medical plan and the postretirement life insurance plan were in underfunded positions.
[2]	PG&E Corporation's accumulated benefit obligation was $12,659 million and $13,778 million at December 31, 2013 and 2012, respectively.
[3]	Represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP and also includes amounts that otherwise would be recorded to accumulated other comprehensive loss in the Consolidated Balance Sheets. (See Note 11 below.)
[4]	The Utility expects to continuously recover pension benefits.